Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies.
Commitments and Contingencies

9.        Commitments and Contingencies

Capital commitment

As of December 31, 2019 and 2020, no capital commitment was expected.

Legal Proceeding

As of December 31, 2020, the Group is not aware of any material outstanding claim and litigation against them.